DISAGGREGATION OF REVENUE LONG-LIVED ASSETS (Details 3) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Net loss	$ (4,679,000)	$ (623,000)	$ (3,921,000)	$ (7,817,000)	$ (2,804,000)	$ (4,573,000)	$ (9,223,000)	$ (15,195,000)	$ (14,447,000)	$ (6,041,000)
United States [Member]
Net loss	(4,188,000)			(8,129,000)			(8,147,000)	(14,874,000)	(11,294,000)	(4,624,000)
United Kingdom [Member]
Net loss	$ (491,000)			$ 312,000			$ (1,076,000)	$ (321,000)	$ (3,153,000)	$ (1,417,000)